Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets:
Net operating loss carryforwards	$ 62,923	$ 21,520	$ 17,084
Asset retirement obligations	7,475	1,691	771
Share based compensation	10,247	3,091	2,693
Depletion carry forwards	972	972	508
Other foreign tax credits	834	0	0
Foreign tax credits	25,506	0	0
Deferred tax liabilities
Property and equipment	(111,015)	(3,685)	(2,895)
Valuation allowances
Foreign tax credits	(25,506)	0	0
Related to acquisitions	(15,212)	0	0
Valuation allowances	(51,523)	(23,589)	(18,161)
Net deferred tax	$ (95,299)	$ 0	$ 0